Cover	Apr. 29, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 29, 2026
Current Fiscal Year End Date	--09-30
Entity File Number	001-41882
Entity Registrant Name	INNO HOLDINGS INC.
Entity Central Index Key	0001961847
Entity Tax Identification Number	87-4294543
Entity Incorporation, State or Country Code	TX
Entity Address, Address Line One	RM1, 5/F
Entity Address, Address Line Two	No. 43 Hung To Road
Entity Address, Address Line Three	Kwun Tong
Entity Address, City or Town	Kowloon
Entity Address, Country	HK
Entity Address, Postal Zip Code	999077
City Area Code	+852
Local Phone Number	54795450
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, no par value
Trading Symbol	INHD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false